Investments (Tables)	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Summary of Investments

	December 31,
	2011	2010
Strategic investments:
Investments accounted for under the equity method	$59.7	$60.2
Investment, held at cost	1.7	—
Common stock of private companies representing less than 20% equity ownership held at adjusted cost	—	0.3

Total Strategic investments	61.5	60.4
Deferred compensation investments	20.4	17.3
Investment in Deephaven Funds	1.3	3.6

Total Investments	$83.2	$81.3